BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2025
Bank Loans
Bank loans

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Short-term loans	700,000,000	100,000,000	637,755
Current portion of long-term loans	230,785,000	151,030,000	963,202
Long-term loans	175,452,000	24,422,000	155,752
Bank loans	1,106,237,000	275,452,000	1,756,709

Schedule of bank loans

As of December 31, 2024	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	JPY
Mizuho bank	400,000,000	June 30, 2025	1.2%	-
Mizuho bank	200,446,000	September 30, 2026	1.2%	-
Chikuho bank	100,000,000	April 30, 2025	0.9%	-
Saga bank	31,694,000	January 31, 2028	1.7%	-
Saga bank	100,000,000	March 31, 2025	1.0%	-
Saga bank	11,136,000	March 31, 2025	1.2%	-
Fukuoka bank	6,648,000	March 31, 2025	1.2%	-
Fukuoka bank	13,913,000	April 30, 2025	1.4%	-
Higashi Nihon bank	18,800,000	June 30, 2025	1.2%	-
Kita Kyushu bank	11,040,000	March 31, 2025	1.2%	-
Risona bank	112,560,000	March 31, 2027	1.4%	-
Mitsubishi UFJ bank	100,000,000	March 31, 2025	1.3%	-
Total bank loans	1,106,237,000
Total bank loans (US$)	7,029,529

As of December 31, 2025	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	JPY
Mizuho Bank	91,114,000	September 30, 2026	1.7%	-
Saga Bank	21,698,000	January 31, 2028	1.9%	-
Risona Bank	62,640,000	March 31, 2027	1.9%	-
Mitsubishi UFJ Bank	100,000,000	March 31, 2026	1.8%	-
Total bank loans	275,452,000
Total bank loans (US$)	1,756,709

Schedule of future loan obligations

	JPY	US$
2026	251,030,000	1,600,957
2027	22,716,000	144,872
2028	1,706,000	10,880
2029	-	-
2030	-	-
Thereafter	-	-
Total bank loans	275,452,000	1,756,709